UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 34.2% (25.0% of Total Investments)
	Aerospace & Defense – 1.1%
1,273	Alliant Techsystems Inc., (2)	$ 69,391
29,962	Aveos Fleet Performance Inc., (2), (3)	539,316
8,279	BE Aerospace Inc., (2)	274,118
2,110	Esterline Technologies Corporation, (2)	109,382
180,000	Finmeccanica SPA, (3)	1,245,459
3,205	GeoEye, Inc., (2)	90,862
2,970	Hexcel Corporation	65,815
11,390	Honeywell International Inc.	500,135
2,500	L-3 Communications Holdings, Inc.	154,925
36,828	Lockheed Martin Corporation, (4)	2,675,186
97,550	Thales S.A., (3)	3,049,165
8,070	United Technologies Corporation	567,805
	Total Aerospace & Defense	9,341,559
	Air Freight & Logistics – 0.0%
1,380	Atlas Air Worldwide Holdings Inc.	45,940
2,640	FedEx Corporation	178,675
	Total Air Freight & Logistics	224,615
	Auto Components – 0.0%
2,430	Tenneco Inc.	62,232
5,320	TRW Automotive Holdings Corporation, (2)	174,124
3,860	Visteon Corporation	165,980
	Total Auto Components	402,336
	Automobiles – 0.4%
11,520	Ford Motor Company	111,398
63,589	Honda Motor Company Limited, (3)	1,862,831
46,524	Toyota Motor Corporation, (3)	1,594,804
	Total Automobiles	3,569,033
	Beverages – 0.7%
164,330	Coca-Cola Amatil Limited, (3)	1,882,538
21,881	Coca-Cola Femsa SAB de CV	1,941,501
830	Coca-Cola Bottling Company Consolidated	46,032
29,840	Coca-Cola Company, (4)	2,015,990
4,085	Dr. Pepper Snapple Group	158,416
	Total Beverages	6,044,477
	Biotechnology – 0.3%
8,580	Amgen Inc., (2)	471,471
4,490	Amylin Pharmaceuticals Inc.	41,443
2,270	Aveo Pharmaceuticals Inc.	34,935
5,770	Biogen Idec Inc., (2)	537,476
6,320	BioMarin Pharmaceutical Inc., (2)	201,418
2,410	Celgene Corporation, (2)	149,227
13,390	Gilead Sciences, Inc., (2)	519,532
4,220	Incyte Pharmaceuticals Inc., (2)	58,953
14,891	Nabi Biopharmaceuticals, (2)	25,017
11,530	Neurocrine Biosciences Inc.	68,949
10,410	PDL Biopahrma Inc.	57,776
2,680	Targacept, Inc.	40,200
	Total Biotechnology	2,206,397
	Building Products – 0.1%
36,123	Masonite Worldwide Holdings, (2), (3)	975,321
	Capital Markets – 0.5%
5,550	Affiliated Managers Group Inc., (2)	433,178
3,340	Ameriprise Financial, Inc.	131,462
5,420	Apollo Investment Corporation	40,758
3,760	Artio Global Investors Inc.	29,930
4,040	Calamos Asset Management, Inc. Class A	40,440
2,100	Cohen & Steers Inc.	60,375
333,000	Egyptian Financial Group - Hermes Holdings, (3)	937,535
139,000	GP Investments	332,669
16,160	Invesco LTD	250,642
6,650	T. Rowe Price Group Inc.	317,671
45,240	UBS AG, (3)	517,481
88,000	Uranium Participation Corporation, (2)	476,152
6,530	Waddell & Reed Financial, Inc., Class A	163,315
3,760	Walter Investment Management Corporation	86,217
	Total Capital Markets	3,817,825
	Chemicals – 1.0%
3,850	Airgas, Inc.	245,707
9,070	Celanese Corporation, Series A	295,047
1,590	CF Industries Holdings, Inc.	196,190
3,090	E.I. Du Pont de Nemours and Company	123,507
1,520	FMC Corporation	105,123
8,120	Interpid Potash Inc., (2)	201,944
80,252	Kuraray Company Limited, (3)	1,094,484
4,880	LyondellBasell Industries NV	119,218
2,290	Minerals Technologies Inc.	112,828
5,060	Monsanto Company	303,802
15,800	Mosaic Company	773,726
27,125	Nitto Denko Corporation, (3)	1,067,548
1,580	OM Group Inc.	41,033
24,360	Potash Corporation of Saskatchewan	1,057,715
3,500	Scotts Miracle Gro Company	156,100
49,607	Umicore, (3)	1,798,383
4,900	Westlake Chemical Corporation	167,972
	Total Chemicals	7,860,327
	Commercial Banks – 1.9%
6,886	Associated Banc-Corp.	64,040
77,919	Banco Itau Holdings Financeira, S.A., Sponsred ADR	1,209,303
88,591	Banco Santander Central Hispano S.A., (3)	724,310
12,100	BNP Paribas SA, (3)	477,014
6,844	Commerce Bancshares Inc.	237,829
6,265	Community Bank System Inc.	142,153
199,562	DnB NOR ASA, (3)	1,988,869
7,220	First Financial Bancorp.	99,636
76,091	Hang Seng Bank, (3)	891,869
156,530	HSBC Holdings PLC, (3)	1,198,910
44,110	KeyCorp.	261,572
6,220	M&T Bank Corporation	434,778
91,571	Mitsubishi UFJ Financial Group, Inc., ADR	420,279
298,117	Mizuho Financial Group, (3)	436,558
14,800	Societe Generale, (3)	387,431
83,163	Standard Chartered PLC, (3)	1,659,183
437,000	Sumitomo Mitsui Financial Group, (3)	1,446,424
14,845	Sumitomo Mitsui Financial Group, (3)	418,266
26,000	Toronto-Dominion Bank	1,850,692
15,280	U.S. Bancorp	359,691
28,200	Wells Fargo & Company	680,184
15,470	Zions Bancorporation	217,663
	Total Commercial Banks	15,606,654
	Commercial Services & Supplies – 0.3%
26,795	Aggreko PLC, (3)	674,272
3,120	Clean Harbors, Inc., (2)	160,056
23,625	Republic Services, Inc.	662,918
3,967	Stericycle Inc., (2)	320,216
8,430	Waste Management, Inc.	274,481
	Total Commercial Services & Supplies	2,091,943
	Communications Equipment – 0.6%
7,381	Cisco Systems, Inc., (2)	114,332
1,830	Comtech Telecom Corporation, (2)	51,405
1,225	Interdigital Inc., (2)	57,061
20,230	Motorola Solutions Inc.	847,637
372,000	Nokia Oyj, (4)	2,105,520
2,430	Plantronics Inc.	69,134
26,670	QUALCOMM, Inc.	1,296,962
	Total Communications Equipment	4,542,051
	Computers & Peripherals – 0.5%
8,801	Apple, Inc., (2)	3,354,765
11,470	EMC Corporation, (2)	240,755
3,620	Network Appliance Inc., (2)	122,863
5,510	SanDisk Corporation, (2)	222,329
6,910	Seagate Technology, (2)	71,035
1,088	Western Digital Corporation, (2)	27,983
	Total Computers & Peripherals	4,039,730
	Construction & Engineering – 0.2%
6,250	Fluor Corporation	290,938
3,670	MasTec Inc.	64,629
27,130	Royal Boskalis Westminster NV, (3)	834,472
3,199	Shaw Group Inc., (2)	69,546
	Total Construction & Engineering	1,259,585
	Construction Materials – 0.2%
955,000	India Cements Limited, 144A, Reg S, GDR, (3)	1,399,032
1,750,000	Luks Group Vietnam Holdings Company Limited, (3)	397,733
	Total Construction Materials	1,796,765
	Consumer Finance – 0.1%
3,860	American Express Company	173,314
2,690	Capital One Financial Corporation	106,605
8,260	Discover Financial Services	189,484
	Total Consumer Finance	469,403
	Diversified Consumer Services – 0.0%
3,140	Sothebys Holdings Inc.	86,570
	Diversified Financial Services – 0.1%
23,179	Citigroup Inc.	593,846
52,000	Guoco Group Ltd., ADR, (3)	476,286
	Total Diversified Financial Services	1,070,132
	Diversified Telecommunication Services – 0.9%
60,500	KT Corporation, Sponsored ADR	894,190
86,800	Nippon Telegraph and Telephone Corporation, ADR	2,078,860
56,440	PT Telekomunikasi Indonesia	1,866,471
26,650	Telecom Egypt SAE, (3)	65,388
1,455,000	Telecom Italia S.p.A., (3)	1,415,029
29,410	Verizon Communications Inc.	1,082,288
	Total Diversified Telecommunication Services	7,402,226
	Electric Utilities – 1.8%
146,484	Centrais Electricas Brasileiras S.A., PFD B ADR	1,712,398
17,950	Duke Energy Corporation	358,821
2,280	Edison International	87,210
19,064	Electricite de France S.A., ADR, (3)	109,427
111,700	Electricite de France S.A., (3)	3,234,937
94,175	Exelon Corporation, (4)	4,012,797
152,632	Korea Electric Power Corporation, Sponsored ADR	1,297,372
14,160	Northeast Utilities	476,484
4,940	Portland General Electric Company	117,029
11,920	Progress Energy, Inc.	616,502
24,292	RusHydro, ADR, (2), (3)	81,135
424,292	RusHydro, ADR, (2), (3)	1,446,672
24,030	Southern Company	1,018,151
4,500	UIL Holdings Corporation	148,185
	Total Electric Utilities	14,717,120
	Electrical Equipment – 0.5%
67,689	ABB Limited, (3)	1,157,879
20,041	Areva CI	637,015
3,900	Cooper Industries Inc.	179,868
13,664	Nidec Corporation, (3)	1,100,454
53,350	Sensata Techologies Holdings	1,411,641
	Total Electrical Equipment	4,486,857
	Electronic Equipment & Instruments – 0.3%
59,801	Hoya Corporation, (3)	1,386,459
125,982	Nippon Electric Glass Company Limited, (3)	1,144,797
	Total Electronic Equipment & Instruments	2,531,256
	Energy Equipment & Services – 0.3%
1,980	FMC Technologies Inc., (2)	74,448
5,300	Global Geophysical Services Inc.	42,241
3,385	Halliburton Company	103,310
3,690	Hornbeck Offshore Services Inc.	91,918
6,880	National-Oilwell Varco Inc.	352,394
6,580	Oil States International Inc., (2)	335,054
25,920	Parker Drilling Company, (2)	113,789
9,090	RPC Inc.	148,349
3,620	Schlumberger Limited	216,223
48,010	Subsea 7 SA, (3)	911,995
	Total Energy Equipment & Services	2,389,721
	Food & Staples Retailing – 1.4%
8,010	Costco Wholesale Corporation	657,781
15,180	CVS Caremark Corporation	509,744
130,811	Jeronimo Martins SGPS, (3)	2,042,796
83,645	Koninklijke Ahold N.V., (3)	983,680
114,724	Kroger Co., (4)	2,519,339
90,716	Wal-Mart Stores, Inc., (4)	4,708,160
	Total Food & Staples Retailing	11,421,500
	Food Products – 1.2%
2,696	Archer-Daniels-Midland Company	66,888
1,010	Diamond Foods Inc.	80,588
8,460	General Mills, Inc.	325,456
14,500	H.J. Heinz Company	731,960
1,730	Hain Celestial Group Inc.	52,852
18,775	Hershey Foods Corporation	1,112,231
14,140	Kraft Foods Inc.	474,821
1,890	McCormick & Company, Incorporated	87,242
18,350	Mead Johnson Nutrition Company, Class A Shares	1,263,031
31,966	Nestle S.A., (3)	1,759,814
2,680	Tootsie Roll Industries Inc.	64,642
70,600	Tyson Foods, Inc., Class A, (4)	1,225,616
76,130	Unilever PLC, ADR, (3)	2,384,706
	Total Food Products	9,629,847
	Gas Utilities – 0.1%
2,300	National Fuel Gas Company	111,964
16,940	Questar Corporation	300,007
	Total Gas Utilities	411,971
	Health Care Equipment & Supplies – 0.3%
5,560	Align Technology, Inc., (2)	84,345
11,960	Baxter International, Inc.	671,434
8,890	Becton, Dickinson and Company	651,815
3,280	C. R. Bard, Inc.	287,131
20,400	CareFusion Corporation, (2)	488,580
1,390	Cooper Companies, Inc.	110,019
5,760	Hologic Inc., (2)	87,610
4,930	Masimo Corporation	106,735
5,030	Saint Jude Medical Inc.	182,036
2,220	Steris Corporation	64,979
	Total Health Care Equipment & Supplies	2,734,684
	Health Care Providers & Services – 0.9%
81,109	Aetna Inc., (4)	2,948,312
1,490	Air Methods Corporation, (2)	94,868
2,200	Centene Corporation, (2)	63,074
3,930	Davita Inc.	246,293
26,233	Fresenius Medical Care, ADR, (3)	1,779,624
2,480	HealthSouth Corporation, (2)	37,026
950	HealthSpring, Inc.	34,637
4,920	Humana Inc., (2)	357,832
1,790	Laboratory Corporation of America Holdings	141,500
3,247	Lincare Holdings	73,058
13,440	McKesson HBOC Inc.	977,088
2,860	Molina Healthcare Inc.	44,158
3,530	Owens and Minor Inc.	100,534
68,000	Profarma Distribuidora de Produtos Farmaceuticos SA	361,654
	Total Health Care Providers & Services	7,259,658
	Hotels, Restaurants & Leisure – 0.3%
7,280	Ameristar Casinos, Inc.	116,844
25,130	International Game Technology	365,139
12,130	Las Vegas Sands	465,064
4,540	McDonald’s Corporation	398,703
24,800	Orascom Development Holding AG, (3)	469,981
2,340	Penn National Gaming, Inc.	77,899
2,130	Red Robin Gourmet Burgers, Inc., (2)	51,312
4,590	Royal Caribbean Cruises Limited	99,328
15,750	Scientific Games Corporation	112,140
10,330	Starbucks Corporation	385,206
4,280	Vail Resorts, Inc.	161,741
580	Wynn Resorts Ltd	66,746
	Total Hotels, Restaurants & Leisure	2,770,103
	Household Durables – 0.2%
57,999	Brookfield Residential Properties Inc.	385,693
6,877	Brookfield Residential Properties Inc.	45,742
278,917	Oriental Weavers Company, (3)	1,444,748
880	Tempur Pedic International Inc., (2)	46,297
	Total Household Durables	1,922,480
	Household Products – 0.2%
1,960	Colgate-Palmolive Company	173,813
9,570	Kimberly-Clark Corporation	679,566
9,580	Procter & Gamble Company	605,264
1,760	Spectrum Brands Inc.	41,571
	Total Household Products	1,500,214
	Independent Power Producers & Energy Traders – 0.0%
7,440	AES Corporation, (2)	72,614
	Industrial Conglomerates – 0.5%
233,172	Fraser and Neave Limited, (3)	1,023,530
57,420	General Electric Company	875,081
14,980	Rheinmetall AG, (3)	702,650
7,950	Siemens AG, Sponsored ADR, (3)	715,264
6,450	Tyco International Ltd.	262,838
	Total Industrial Conglomerates	3,579,363
	Insurance – 1.2%
3,990	AFLAC Incorporated	139,451
6,120	Alterra Capital Holdings Limited	116,096
4,374	American International Group	96,009
16,530	Aon Corporation	693,929
2,493	Axis Capital Holdings Limited	64,668
3,390	Chubb Corporation	203,366
1,127	Endurance Specialty Holdings Limited	38,487
4,020	Everest Reinsurance Group Ltd.	319,108
42,354	Hannover Rueckversicherung AG, (3)	1,914,890
13,200	Hartford Financial Services Group, Inc.	213,048
19,040	Marsh & McLennan Companies, Inc.	505,322
8,500	Meadowbrook Insurance Group, Inc.	75,735
49,000	Mitsui Sumitomo Insurance Company Limited, (3)	1,066,126
4,511	MS&AD Insurance Group Holdings Inc., (3)	48,629
9,030	National Financial Partners Corp., (2)	98,788
1,530	Navigators Group, Inc.	66,096
7,945	Old Republic International Corporation	70,869
1,910	PartnerRe Limited	99,836
6,140	Primerica Inc.	132,378
105,446	Prudential Corporation PLC, (3)	905,574
42,790	SCOR SE, ADR, (3)	923,026
12,790	Torchmark Corporation	445,859
2,000	Tower Group Inc.	45,720
33,560	Willis Group Holdings PLC	1,153,457
5,810	WR Berkley Corporation	172,499
25,020	XL Capital Ltd, Class A	470,376
	Total Insurance	10,079,342
	Internet & Catalog Retail – 0.0%
1,170	Amazon.com, Inc., (2)	252,989
	Internet Software & Services – 0.2%
1,148	Google Inc., Class A, (2)	590,508
3,850	IAC/InterActiveCorp., (2)	152,268
3,156	Rackspace Hosting Inc., (2)	107,746
25,145	Tencent Holdings Limited, (3)	520,289
18,400	Yahoo! Inc.	242,144
	Total Internet Software & Services	1,612,955
	IT Services – 0.6%
12,530	Accenture Limited	660,080
5,250	CSG Systems International Inc., (2)	66,360
13,935	International Business Machines Corporation (IBM)	2,439,043
1,165	MasterCard, Inc.	369,491
3,650	Maximus Inc.	127,385
5,210	Paychex, Inc.	137,388
3,850	Teradata Corporation, (2)	206,091
12,160	VeriFone Holdings Inc., (2)	425,843
2,850	Visa Inc.	244,302
3,015	Wright Express Corporation, (2)	114,691
	Total IT Services	4,790,674
	Leisure Equipment & Products – 0.1%
3,942	Polaris Industries Inc.	196,982
16,000	Sankyo Company Ltd, (3)	865,763
	Total Leisure Equipment & Products	1,062,745
	Life Sciences Tools & Services – 0.1%
2,730	Agilent Technologies, Inc., (2)	85,313
890	Bio-Rad Laboratories Inc., (2)	80,785
7,620	Life Technologies Corporation, (2)	292,837
7,020	Waters Corporation, (2)	529,940
	Total Life Sciences Tools & Services	988,875
	Machinery – 0.8%
4,204	AGCO Corporation, (2)	145,332
2,870	Astecx Industries Inc.	84,034
13,570	Caterpillar Inc.	1,002,009
13,660	Cummins Inc.	1,115,476
1,910	Dover Corporation	89,006
6,350	Eaton Corporation	225,425
839	Japan Steel Works Limited, (3)	50,941
1,600	Joy Global Inc.	99,808
35,991	Kone OYJ, (3)	1,711,843
48,560	Nabtesco Corporation, (3)	917,813
1,700	Nordson Corporation	67,558
2,987	Twin Disc, Inc.	79,663
11,080	Vallourec SA, (3)	634,516
1,920	Wabtec Corporation	101,510
	Total Machinery	6,324,934
	Marine – 0.1%
39,600	Stolt-Nielsen S.A., (3)	731,828
	Media – 0.4%
23,985	Comcast Corporation, Class A	501,287
48,713	Cumulus Media, Inc.	138,345
6,796	DIRECTV Group, Inc., (2)	287,131
2,510	Liberty Media Starz, (2)	159,536
3,635	Madison Square Garden Inc., (2)	82,878
14,297	Metro-Goldwyn-Mayer, (3)	251,985
6,180	Scripps Networks Interactive, Class A Shares	229,711
1,104	Time Warner Cable, Class A	69,188
15,370	Viacom Inc., Class B	595,434
78,450	WPP Group PLC, (3)	726,644
	Total Media	3,042,139
	Metals & Mining – 3.8%
89,335	AngloGold Ashanti Limited, Sponsored ADR, (4)	3,694,896
122,250	Barrick Gold Corporation, (4)	5,702,963
44,513	BHP Billiton PLC, ADR, (3)	1,473,845
14,780	Freeport-McMoRan Copper & Gold, Inc.	450,051
285,649	Gold Fields Limited, Sponsored ADR, (4)	4,376,143
360,000	Gran Colombia Gold Corporation	202,691
81,160	Iluka Resources Limited, (3)	949,950
18,770	Kinross Gold Corporation	277,421
3,636	Newcrest Mining Limited, Sponsored ADR, (3)	119,479
95,300	Newcrest Mining Limited, (3)	3,141,197
91,906	Newmont Mining Corporation, (4)	5,780,887
11,201	NovaGold Resources Inc., (2)	72,246
595,957	Polyus Gold Limited, GDR, (3)	1,847,467
31,660	Rio Tinto Limited, (3)	1,854,436
1,700	RTI International Metals, Inc., (2)	39,644
5,200	Steel Dynamics Inc.	51,584
43,080	Titanium Metals Corporation, (2)	645,338
2,179,909	Village Main Reef Limited	453,557
7,910	Walter Industries Inc.	474,679
	Total Metals & Mining	31,608,474
	Multiline Retail – 0.4%
3,185	Dillard’s, Inc., Class A	138,484
24,100	Macy’s, Inc.	634,312
46,951	Next PLC, (3)	1,840,704
6,520	Target Corporation	319,741
	Total Multiline Retail	2,933,241
	Multi-Utilities – 0.2%
3,590	Alliant Energy Corporation	138,861
7,480	Consolidated Edison, Inc.	426,510
14,350	Dominion Resources, Inc.	728,550
2,440	OGE Energy Corp.	116,608
2,950	Sempra Energy	151,925
	Total Multi-Utilities	1,562,454
	Office Electronics – 0.1%
23,343	Canon Inc., (3)	1,059,913
	Oil, Gas & Consumable Fuels – 3.0%
2,480	Apache Corporation	198,995
23,203	Arch Coal Inc.	338,300
97,730	BG Group PLC, (3)	1,870,417
154,130	Cameco Corporation, (4)	2,823,662
65,058	Chesapeake Energy Corporation, (4)	1,662,232
5,340	Cimarex Energy Company	297,438
7,700	Cloud Peak Energy Inc.	130,515
16,020	ConocoPhillips	1,014,386
11,740	Continental Resources Inc., (2)	567,864
3,040	CVTR Energy Inc.	64,266
4,760	Devon Energy Corporation	263,894
24,850	El Paso Corporation	434,378
2,180	EOG Resources, Inc.	154,802
2,810	Exxon Mobil Corporation	204,090
116,000	Gazprom OAO, ADR, (3)	1,110,439
1,714	Hess Corporation	89,916
8,720	HollyFrontier Company	228,638
11,470	Marathon Oil Corporation	247,523
11,450	Marathon Petroleum Corporation	309,837
4,240	Murphy Oil Corporation	187,238
2,990	Newfield Exploration Company, (2)	118,673
157,600	Nexen Inc.	2,441,224
7,200	Niko Resources Limited	296,616
4,495	Occidental Petroleum Corporation	321,393
1,930	Peabody Energy Corporation	65,388
2,900	Petrobras Energia S.A., ADR	39,875
10,200	Petroquest Energy Inc., (2)	56,100
3,500,000	PT Medco Energi Internasional TBK, (3)	845,903
6,550	QEP Resources Inc.	177,309
6,010	Range Resources Corporation	351,345
34,290	Repsol YPF S.A., (3)	905,214
65,490	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	2,037,704
2,830	SM Energy Company	171,640
44,170	StatoilHydro ASA, Sponsored ADR, (3)	947,794
6,080	Stone Energy Corporation, (2)	98,557
45,900	Suncor Energy, Inc., (4)	1,167,696
15,590	Sunoco, Inc.	483,446
8,500	Teekay Shipping Corporation	192,185
2,460	Tesoro Corporation	47,896
28,675	Total S.A., (3)	1,265,123
1,100	Whiting Petroleum Corporation, (2)	38,588
	Total Oil, Gas & Consumable Fuels	24,268,499
	Paper & Forest Products – 0.0%
2,320	Clearwater Paper Corporation	78,834
9,448	Stora Enso Oyj, (3)	55,932
	Total Paper & Forest Products	134,766
	Personal Products – 0.0%
10,680	Prestige Brands Holdings Inc.	96,654
	Pharmaceuticals – 1.9%
9,010	Abbott Laboratories	460,771
24,800	AstraZeneca Group, Sponsored ADR, (4)	1,100,128
27,280	AstraZeneca Group, (3)	1,210,672
22,248	Bristol-Myers Squibb Company	698,142
80,928	Eli Lilly and Company, (4)	2,991,908
26,140	Johnson & Johnson, (4)	1,665,379
16,455	Merck & Company Inc.	538,243
21,236	Novartis AG, Sponsored ADR, (3)	1,186,278
12,720	Novo Nordisk A/S, (3)	1,268,618
29,670	Pfizer Inc., (4)	524,566
20,817	Sanofi-Aventis, S.A., (3)	1,369,275
24,490	Teva Pharmaceutical Industries Limited, Sponsored ADR	911,518
5,670	Warner Chilcott Limited, (2)	81,081
21,220	Watson Pharmaceuticals Inc., (2)	1,448,265
	Total Pharmaceuticals	15,454,844
	Professional Services – 0.0%
1,140	Acacia Research, (2)	41,029
1,820	Towers Watson & Company, Class A Shares	108,800
	Total Professional Services	149,829
	Real Estate – 0.5%
2,820	American Campus Communities Inc.	104,932
2,480	Annaly Capital Management Inc.	41,242
5,240	Camden Property Trust	289,562
3,740	Chesapeake Lodging Trust	45,142
11,030	Digital Realty Trust Inc.	608,415
10,950	Duke Realty Corporation	114,975
2,620	Equity Lifestyles Properties Inc.	164,274
1,400	Essex Property Trust Inc.	168,056
2,040	Home Properties New York, Inc.	115,790
2,192	PS Business Parks Inc.	108,592
5,340	Ramco-Gershenson Properties Trust	43,788
8,415	Rayonier Inc.	309,588
5,939	Simon Property Group, Inc.	653,171
4,170	Tanger Factory Outlet Centers	108,462
2,400	Taubman Centers Inc.	120,744
111,300	Westfield Group, (3)	825,368
111,300	Westfield Realty Trust, (3)	259,025
	Total Real Estate	4,081,126
	Real Estate Management & Development – 0.3%
67,160	Brookfield Properties Corporation	928,665
246,918	Hysan Development Company, (3)	738,656
32,549	Solidere, 144A, GDR, (3)	494,109
	Total Real Estate Management & Development	2,161,430

Road & Rail – 0.6%
19,530	CSX Corporation	364,625
27,300	East Japan Railway Company, (3)	1,655,106
3,510	Genesee & Wyoming Inc.	163,285
7,150	Hertz Global Holdings Inc., (2)	63,635
1,940	J.B. Hunt Transports Serives Inc.	70,073
15,290	Kansas City Southern Industries, (2)	763,888
2,470	Norfolk Southern Corporation	150,719
9,540	Ryder System, Inc.	357,845
1,560	Union Pacific Corporation	127,405
30,500	West Japan Railway Company, (3)	1,307,413
Total Road & Rail	5,023,994
Semiconductors & Equipment – 0.3%
46,880	ASM Lithography Holding NV, (3)	1,621,036
23,040	Cypress Semiconductor Corporation, (2)	344,909
19,665	Intel Corporation	419,454
2,740	KLA-Tencor Corporation	104,887
11,260	Kulicke & Soffa Industries Inc.	84,000
11,890	Micron Technology, Inc., (2)	59,926
10,270	ON Semiconductor Corporation, (2)	73,636
14,240	Silicon Image, Inc., (2)	83,589
Total Semiconductors & Equipment	2,791,437
Software – 0.5%
3,120	Advent Software Inc., (2)	65,052
2,110	Ansys Inc., (2)	103,474
2,350	BMC Software, Inc., (2)	90,616
3,070	CommVault Systems, Inc., (2)	113,774
1,760	Intuit, Inc.	83,494
2,640	Manhattan Associates Inc., (2)	87,331
1,270	Micros Systems, Inc., (2)	55,766
118,180	Microsoft Corporation, (4)	2,941,500
21,380	Oracle Corporation	614,461
1,050	Salesforce.com, Inc., (2)	119,994
5,360	TeleNav Inc.	47,543
Total Software	4,323,005
Specialty Retail – 0.3%
2,710	Advance Auto Parts, Inc.	157,451
2,230	Body Central Corporation	40,497
5,020	Express Inc.	101,856
11,730	Gap, Inc.	190,495
7,120	Home Depot, Inc.	234,034
13,670	Limited Brands, Inc.	526,432
1,830	Ross Stores, Inc.	144,003
6,500	Tiffany & Co.	395,330
1,090	Vitamin Shoppe Inc.	40,810
9,260	Williams-Sonoma Inc.	285,115
Total Specialty Retail	2,116,023
Textiles, Apparel & Luxury Goods – 0.5%
70,570	Burberry Group PLC, (3)	1,281,501
9,710	LVMH Moet Hennessy, (3)	1,281,724
1,360	Oxford Industries Inc.	46,648
960	PVH Corporation	55,910
455,455	Yue Yuen Industrial Holdings Limited, (3)	1,183,752
Total Textiles, Apparel & Luxury Goods	3,849,535
Thrifts & Mortgage Finance – 0.0%
8,030	Ocwen Financial Corporation	106,076
Tobacco – 0.5%
17,420	Alliance One International, Inc., (2)	42,505
11,020	Altria Group, Inc.	295,446
33,910	British American Tobacco PLC, (3)	1,431,860
29,500	Eastern Tobacco, (3)	432,432
2,790	Lorillard Inc.	308,852
19,075	Philip Morris International	1,189,898
13,850	Reynolds American Inc.	519,097
Total Tobacco	4,220,090
Trading Companies & Distributors – 0.3%
4,517	CAI International Inc.	52,938
146,464	Mitsui & Company Limited, (3)	2,121,569
5,210	United Rentals Inc.	87,735
Total Trading Companies & Distributors	2,262,242
Water Utilities – 0.0%
2,230	American Water Works Company	67,302
Wireless Telecommunication Services – 0.6%
3,200	Crown Castle International Corporation	130,144
23,556	Millicom International Cellular S.A., (3)	2,347,394
129,778	Turkcell Iletisim Hizmetleri A.S., ADR, (4)	1,463,896
460,240	Vodafone Group PLC, (3)	1,186,167
Total Wireless Telecommunication Services	5,127,601
Total Common Stocks (cost $295,814,941)	280,519,353

Shares	Description (1)	Coupon	Ratings (5)	Value
Convertible Preferred Securities – 1.1% (0.8% of Total Investments)
Capital Markets – 0.0%
5,800	AMG Capital Trust II, Convertible Bond	5.150%	BB	$ 216,775
Commercial Banks – 0.5%
3,500	Credit Suisse AG	7.875%	BBB+	3,377,500
1,961	KeyCorp Convertible Preferred Stock	7.750%	Ba1	199,042
Total Commercial Banks	3,576,542
Food Products – 0.1%
5,300	Bunge Limited, Convertible Bonds	4.875%	Ba1	480,975
Gas Utilities – 0.0%
3,915	El Paso Energy Capital Trust I, Convertible Preferred	4.750%	B	175,079
Health Care Providers & Services – 0.0%
8,350	Omnicare Capital Trust II, Series B	4.000%	B	317,300
Independent Power Producers & Energy Traders – 0.1%
10,000	AES Trust III, Convertible Preferred	6.750%	B	487,200
Insurance – 0.0%
5,150	Aspen Insurance Holdings Limited	5.625%	BBB-	257,500
Machinery – 0.1%
9,300	Stanley, Black, and Decker Inc.	4.750%	BBB+	960,132
Media – 0.0%
100	Interpublic Group Companies Inc., Convertible Notes	0.000%	B+	102,500
Oil, Gas & Consumable Fuels – 0.1%
1,000	Chesapeake Energy Corporation, Convertible	5.750%	B+	1,096,250
Real Estate – 0.2%
32,096	CommonWealth REIT, Convertible Debt	6.500%	Baa3	655,079
19,650	Health Care REIT, Inc., Convertible Bonds	6.500%	Baa3	909,795
Total Real Estate	1,564,874
Thrifts & Mortgage Finance – 0.0%
1,400	New York Community Capital Trust V	6.000%	Baa2	62,300
Total Convertible Preferred Securities (cost $9,976,881)	9,297,427

Shares	Description (1)	Coupon	Ratings (5)	Value
$25 Par (or similar) Preferred Securities – 35.3% (25.8% of Total Investments)
Capital Markets – 3.1%
88,000	Ameriprise Financial, Inc.	7.750%	A	$ 2,390,960
95,044	Credit Suisse	7.900%	A3	2,411,266
887,130	Deutsche Bank Capital Funding Trust II	6.550%	BBB	18,319,235
7,800	Deutsche Bank Capital Funding Trust IX	6.625%	BBB	165,438
20,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A3	423,255
8,000	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	167,200
1,500,000	Macquarie PMI LLC	8.375%	BBB	1,373,325
600	Morgan Stanley Capital Trust III	6.250%	Baa2	12,420
2,700	Morgan Stanley Capital Trust IV	6.250%	Baa2	55,728
Total Capital Markets	25,318,827
Commercial Banks – 3.9%
1,000	ABN AMRO North America Capital Funding, 144A	6.968%	BB+	557,188
307,718	Banco Santander Finance	10.500%	A-	8,154,527
14,600	Barclays Bank PLC	7.750%	A-	322,076
36,900	Barclays Bank PLC	7.100%	A+	780,066
59,300	BB&T Capital Trust VI	9.600%	Baa1	1,574,415
73,300	BB&T Capital Trust VII	8.100%	Baa1	1,898,470
3,450	Fifth Third Bancorp, Convertible Bond	8.500%	Ba1	441,290
2,000,000	HSBC Bank PLC	1.000%	A	1,040,000
16,300	HSBC Holdings PLC, (2)	8.000%	A-	414,509
22,700	HSBC Holdings PLC	6.200%	A-	516,879
14,500	HSBC USA Inc., Series F	2.858%	A-	636,260
2,600	KeyCorp Capital Trust IX	6.750%	Baa3	65,260
79,592	Merrill Lynch Preferred Capital Trust V	7.280%	BB+	1,606,962
500,000	National Australia Bank	8.000%	A+	504,325
10,000	PNC Financial Services Inc.	6.750%	BBB	9,577,300
3,600	Wells Fargo & Company, Convertible Bond	7.500%	A-	3,719,016
Total Commercial Banks	31,808,543
Diversified Financial Services – 3.0%
2,310	Bank of America Corporation	7.250%	BB+	1,769,437
33,000	Citigroup Capital Trust XI	6.000%	Baa3	711,480
5,400	Citigroup Capital Trust XII	8.500%	Baa3	135,540
125,768	Citigroup Capital XIII	7.875%	BB+	3,321,533
40,000	Citigroup Capital XVI	6.450%	Baa3	882,000
16,300	Citigroup Capital XVII	6.350%	Baa3	361,860
32,600	Countrywide Capital Trust IV	6.750%	BB+	625,594
644,975	ING Groep N.V.	7.050%	BBB-	12,093,281
114,469	JPMorgan Chase Capital Trust XI	5.875%	A2	2,849,133
38,700	JPMorgan Chase Capital Trust XXIX	6.700%	A2	969,822
2,200	MBNA Corporation, Capital Trust	8.125%	BB+	51,370
43,650	Merrill Lynch Capital Trust II	6.450%	BB+	811,454
Total Diversified Financial Services	24,582,504
Diversified Telecommunication Services – 0.6%
20,800	Qwest Corporation	7.500%	BBB-	517,504
164,547	Telephone and Data Systems Inc.	6.875%	Baa2	4,187,721
Total Diversified Telecommunication Services	4,705,225
Electric Utilities – 0.2%
58,151	Entergy Texas Inc.	7.875%	BBB+	1,699,754
Food Products – 0.3%
25,000	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,255,470
Insurance – 5.6%
624,430	Aegon N.V.	6.375%	Baa1	12,120,186
24,200	Allianz SE	8.375%	A+	627,688
1,313	Arch Capital Group Limited, Series B	7.875%	BBB	33,219
325,342	Arch Capital Group Limited	8.000%	BBB	8,214,886
2,750,000	Dai-Ichi Mutual Life, 144A	7.250%	A3	2,704,515
275,756	EverestRe Capital Trust II	6.200%	Baa1	6,838,749
546,037	PartnerRe Limited	6.750%	BBB+	13,421,589
62,960	PLC Capital Trust III	7.500%	BBB	1,577,148
5,800	PLC Capital Trust IV	7.250%	BBB	144,362
2,000	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	47,600
27,197	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	669,590
Total Insurance	46,399,532
Media – 4.9%
464,395	CBS Corporation	6.750%	Baa2	11,702,754
457,167	Comcast Corporation	7.000%	BBB+	11,712,619
94,000	Comcast Corporation	6.625%	BBB+	2,462,800
577,046	Viacom Inc.	6.850%	BBB+	14,720,443
Total Media	40,598,616
Multi-Utilities – 1.3%
216,300	Dominion Resources Inc.	8.375%	BBB	6,292,167
154,689	Xcel Energy Inc.	7.600%	BBB	4,283,338
Total Multi-Utilities	10,575,505
Oil, Gas & Consumable Fuels – 1.3%
415,866	Nexen Inc.	7.350%	BB+	10,542,203
Real Estate – 10.3%
622,975	CommomWealth REIT	7.125%	Baa3	14,814,346
2,300	Duke Realty Corporation, Series O	8.375%	Baa3	59,800
1,400	Harris Preferred Capital Corporation, Series A	7.375%	A-	35,490
317,306	Kimco Realty Corporation, Series F	6.650%	Baa2	7,964,381
109,832	Kimco Realty Corporation, Series G	7.750%	Baa2	2,811,699
35,862	Kimco Realty Corporation, Series H	6.900%	Baa2	931,336
40,882	Prologis Inc.	8.540%	Baa3	2,369,880
2,000	PS Business Parks, Inc.	0.000%	BBB-	50,300
33,774	Public Storage, Inc., Series C	6.600%	BBB+	849,078
41,700	Public Storage, Inc., Series E	6.750%	BBB+	1,054,593
9,358	Public Storage, Inc., Series H	6.950%	BBB+	236,477
21,539	Public Storage, Inc., Series M	6.625%	BBB+	547,091
4,100	Public Storage, Inc., Series Q	6.500%	BBB+	105,821
209,010	Public Storage, Inc.	6.750%	BBB+	5,298,404
199,852	Realty Income Corporation	6.750%	Baa2	5,072,244
97,538	Regency Centers Corporation	7.450%	Baa3	2,457,958
143,828	Vornado Realty LP	7.875%	BBB	3,854,590
857,862	Wachovia Preferred Funding Corporation	7.250%	A-	22,089,947
583,830	Weingarten Realty Trust, Preferred Securities	6.750%	Baa3	14,537,367
Total Real Estate	85,140,802
U.S. Agency – 0.7%
108,000	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	4,536,000
31,000	Cobank Agricultural Credit Bank	11.000%	A	1,615,874
Total U.S. Agency	6,151,874
Wireless Telecommunication Services – 0.1%
17,026	Telephone and Data Systems Inc.	7.000%	Baa2	439,781
5,000	United States Cellular Corporation	6.950%	Baa2	127,899
Total Wireless Telecommunication Services	567,680
Total $25 Par (or similar) Preferred Securities (cost $298,817,424)	290,346,535

Weighted
Principal	Average
Amount (000)	Description (1)	Coupon	Maturity (6)	Ratings (5)	Value
Variable Rate Senior Loan Interests – 10.6% (7.8% of Total Investments) (7)
Aerospace & Defense – 0.1%
$ 408	DAE Aviation Holdings, Inc., Term Loan B1	5.260%	7/31/14	B	$ 382,103
391	DAE Aviation Holdings, Inc., Term Loan B2	5.260%	7/31/14	B	366,186
799	Total Aerospace & Defense	748,289
Airlines – 0.1%
998	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	941,391
Automobiles – 0.1%
1,197	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	1,053,859
Biotechnology – 0.2%
1,000	Alkermes, Inc., Term Loan, First Lien	5.600%	9/16/17	BB	980,000
898	Grifols, Term Loan	6.000%	6/01/17	BB	882,488
1,898	Total Biotechnology	1,862,488
Chemicals – 0.5%
2,813	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	2,795,926
993	Univar, Inc., Term Loan	5.000%	6/30/17	B	931,296
3,806	Total Chemicals	3,727,222
Communications Equipment – 0.7%
2,629	Avaya, Inc., Term Loan B3	4.814%	10/26/17	B1	2,246,976
1,309	Avaya, Inc., Term Loan	2.750%	10/27/14	B1	1,183,911
1,119	CommScope Inc., Term Loan	5.000%	1/14/18	BB	1,098,387
865	Intelsat, Term Loan	5.250%	4/02/18	BB-	834,423
5,922	Total Communications Equipment	5,363,697
Consumer Finance – 0.1%
900	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	790,875
Containers & Packaging – 0.1%
938	Sealed Air Corporation, Term Loan, WI/DD	TBD	TBD	Ba1	940,078
Diversified Consumer Services – 0.1%
950	Cengage Learning Acquisitions, Inc., Term Loan	2.490%	7/03/14	B+	754,133
Diversified Financial Services – 0.0%
160	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	157,735
Electric Utilities – 0.1%
930	TXU Corporation, 2014 Term Loan	3.726%	10/10/14	B2	660,014
Electrical Equipment – 0.0%
224	Allison Transmission Holdings, Inc., Term Loan	2.980%	8/07/14	B+	211,078
Food & Staples Retailing – 0.4%
1,560	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	1,513,851
1,984	U.S. Foodservice, Inc., Term Loan	2.738%	7/03/14	B-	1,836,243
3,544	Total Food & Staples Retailing	3,350,094
Food Products – 0.5%
2,244	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	2,082,499
1,200	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	1,152,000
990	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	970,200
4,434	Total Food Products	4,204,699
Health Care Providers & Services – 0.8%
80	Community Health Systems, Inc., Delayed Term Loan	2.569%	7/25/14	BB	74,840
438	Community Health Systems, Inc., Extended Term Loan	3.819%	1/25/17	BB	403,569
1,583	Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	1,485,369
896	Emergency Medical Services, Term Loan	5.250%	5/25/18	B+	854,269
1,197	Golden Living, Term Loan	5.000%	5/04/18	B+	1,069,007
114	HCA, Inc., Tranche B2, Term Loan	3.619%	3/31/17	BB	107,812
750	HCA, Inc., Tranche B3, Term Loan	3.619%	5/01/18	BB	706,758
1,119	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,020,497
1,197	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,089,270
7,374	Total Health Care Providers & Services	6,811,391
Hotels, Restaurants & Leisure – 0.7%
1,476	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,430,006
507	Harrah’s Operating Company, Inc., Term Loan B2	3.247%	1/28/15	B	426,540
344	Herbst Gaming LLC, Term Loan	10.000%	12/31/15	B+	345,434
132	OSI Restaurant Partners LLC, Revolver	0.340%	6/14/13	B+	123,320
1,355	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,264,251
553	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	537,060
421	Venetian Casino Resort LLC, Delayed Term Loan	2.740%	11/23/16	BB	393,935
1,326	Venetian Casino Resort LLC, Tranche B, Term Loan	2.740%	11/23/16	BB	1,241,942
6,114	Total Hotels, Restaurants & Leisure	5,762,488
Household Products – 0.1%
993	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	913,100
Independent Power Producers & Energy Traders – 0.1%
1,015	AES Corporation, Term Loan	4.250%	5/29/18	BB+	994,285
Industrial Conglomerates – 0.1%
599	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	567,577
Internet Software & Services – 0.1%
950	Go Daddy Operating Co., LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	901,709
IT Services – 0.6%
408	First Data Corporation, Term Loan B1	2.985%	9/24/14	B+	358,729
278	First Data Corporation, Term Loan B2	2.985%	9/24/14	B+	243,967
814	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	802,102
810	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	5.990%	7/28/15	B+	752,860
994	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	899,586
1,552	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.990%	7/28/15	B+	1,443,784
768	SunGard Data Systems, Inc., Term Loan B	1.977%	2/28/14	BB	751,619
5,624	Total IT Services	5,252,647
Leisure Equipment & Products – 0.2%
750	Academy, Ltd., Term Loan	6.000%	8/03/18	B	721,875
470	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	463,604
1,220	Total Leisure Equipment & Products	1,185,479
Media – 1.7%
554	Cequel Communications LLC, Term Loan B	2.224%	11/05/13	Ba2	535,228
2,917	Charter Communications Operating Holdings LLC, Term Loan C	3.620%	9/06/16	BB+	2,829,790
2,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	6/15/18	Ba2	1,892,500
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	931,250
652	Gray Television, Inc., Term Loan B	3.730%	12/31/14	B	624,084
1,222	Nielsen Finance LLC, Term Loan B	3.976%	5/02/16	BB	1,185,014
541	Nielsen Finance LLC, Term Loan C	3.476%	5/02/16	Ba2	524,657
332	SuperMedia, Term Loan	8.000%	12/31/15	B-	148,718
675	Tribune Company, Term Loan B (8), (9)	0.000%	6/04/14	Ca	370,406
5,281	Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	4,499,930
15,174	Total Media	13,541,577
Metals & Mining – 0.1%
771	John Maneely Company, Term Loan	4.750%	4/01/17	BB	747,509
Multiline Retail – 0.1%
1,200	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	1,115,500
Oil, Gas & Consumable Fuels – 0.2%
1,930	CCS Income Trust, Term Loan	3.369%	11/14/14	B	1,710,307
Personal Products – 0.1%
928	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	901,485
Pharmaceuticals – 0.1%
958	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	905,728
Real Estate – 0.2%
1,428	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	1,388,043
Real Estate Management & Development – 0.4%
975	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	932,480
1,024	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,005,832
1,133	Realogy Corporation, Delayed Term Loan	4.522%	10/10/16	B1	928,129
3,132	Total Real Estate Management & Development	2,866,441
Road & Rail – 0.1%
1,051	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	1,024,374
Semiconductors & Equipment – 0.3%
1,981	Freescale Semiconductor, Inc., Term Loan	4.472%	12/01/16	Ba3	1,819,645
995	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	936,542
2,976	Total Semiconductors & Equipment	2,756,187
Software – 0.3%
3,000	BlackBoard, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B+	2,794,498
Specialty Retail – 1.1%
2,222	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	2,141,330
1,237	Claire’s Stores, Inc., Term Loan B	2.991%	5/29/14	B	1,051,643
998	J Crew Group, Term Loan	4.750%	3/07/18	B1	892,762
1,829	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,705,318
821	Michaels Stores, Inc., Term Loan B1	2.552%	10/31/13	B+	787,467
1,105	Michaels Stores, Inc., Term Loan B2	4.802%	7/31/16	B+	1,056,827
439	Toys “R” Us - Delaware, Inc., Term Loan	5.250%	5/17/18	BB-	419,698
1,146	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,102,295
9,797	Total Specialty Retail	9,157,340
Wireless Telecommunication Services – 0.2%
1,928	Clear Channel Communications, Inc., Tranche B, Term Loan	3.889%	1/29/16	CCC+	1,377,830
$ 94,862	Total Variable Rate Senior Loan Interests (cost $92,660,362)	87,441,147

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Convertible Bonds – 11.3% (8.2% of Total Investments)
Aerospace & Defense – 0.1%
$ 300	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	$ 285,000
300	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	298,875
600	Total Aerospace & Defense	583,875
Auto Components – 0.1%
400	BorgWarner Inc.	3.500%	4/15/12	BBB	741,500
200	TRW Automotive Inc., Convertible Bond	3.500%	12/01/15	BB-	270,500
600	Total Auto Components	1,012,000
Automobiles – 0.1%
650	Ford Motor Company, Convertible Bonds	4.250%	11/15/16	BB-	844,188
Beverages – 0.0%
250	Molson Coors Brewing Company, Convertible Notes	2.500%	7/30/13	BBB-	262,813
Biotechnology – 0.8%
2,411	Amgen Inc., Convertible Bond	0.375%	2/01/13	A+	2,368,808
600	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B	999,000
600	Gilead Sciences Inc., (4)	0.625%	5/01/13	A-	685,500
1,900	Gilead Sciences Inc., (4)	1.625%	5/01/16	A-	2,161,250
5,511	Total Biotechnology	6,214,558
Capital Markets – 0.3%
700	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	734,125
500	Ares Capital Corporation, Convertible Bond	5.125%	6/01/16	BBB	462,500
511	Jefferies Group Inc., Convertible Bond	3.875%	11/01/29	BBB	466,926
400	MF Global Holdings, Convertible Bond	1.875%	2/01/16	Baa2	318,000
400	MF Global Limited, Convertible Bonds	9.000%	6/20/38	Baa2	424,500
2,511	Total Capital Markets	2,406,051
Commercial Services & Supplies – 0.0%
300	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	326,625
Communications Equipment – 0.5%
400	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	381,500
700	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	511,000
400	Liberty Media Corporation, Senior Debentures, Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB	216,000
3,175	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	2,932,906
4,675	Total Communications Equipment	4,041,406
Computers & Peripherals – 0.8%
1,000	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,307,500
600	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	846,750
850	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	1,111,375
900	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	1,270,125
1,400	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,354,500
850	Sandisk Corporation, Convertible Bond	1.500%	8/15/17	BB-	887,188
5,600	Total Computers & Peripherals	6,777,438
Containers & Packaging – 0.1%
695	Owens-Brockway Glass Containers	3.000%	6/01/15	BB	625,500
Diversified Consumer Services – 0.1%
200	Coinstar Inc., Convertible Bond	4.000%	9/01/14	BB-	249,750
250	Sotheby’s Holdings Inc., Convertible Bond	3.125%	6/15/13	BB	282,188
450	Total Diversified Consumer Services	531,938
Diversified Financial Services – 0.1%
600	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	613,500
300	PHH Corporation, Convertible Bond	4.000%	9/01/14	BB+	287,250
900	Total Diversified Financial Services	900,750
Diversified Telecommunication Services – 0.1%
685	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B	750,075
Electrical Equipment – 0.1%
487	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	445,605
323	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	290,700
810	Total Electrical Equipment	736,305
Electronic Equipment & Instruments – 0.1%
364	Anixter International Inc., Convertible Bond	1.000%	2/15/13	B+	370,825
461	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	461,576
450	Vishay Intertechnology Inc., Convertible Bonds	2.250%	11/15/40	BB+	347,063
1,275	Total Electronic Equipment & Instruments	1,179,464
Energy Equipment & Services – 0.5%
350	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	317,625
500	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	497,500
2,000	Transocean Inc.	1.500%	12/15/37	BBB	1,972,500
1,300	Transocean Inc.	1.500%	12/15/37	BBB	1,259,375
4,150	Total Energy Equipment & Services	4,047,000
Food Products – 0.3%
250	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	248,750
750	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	746,250
300	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B-	267,000
550	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B+	607,063
650	Tyson Foods Inc., Convertible Bond	3.250%	10/15/13	BB+	784,063
2,500	Total Food Products	2,653,126
Health Care Equipment & Supplies – 0.5%
1,315	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	1,231,169
750	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	775,313
2,000	Medtronic, Inc.	1.625%	4/15/13	AA-	2,002,500
400	Teleflex Inc., Convertible Bond	3.875%	8/01/17	BB-	434,500
4,465	Total Health Care Equipment & Supplies	4,443,482
Health Care Providers & Services – 0.3%
200	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB+	212,750
300	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	303,375
600	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	607,500
700	Omnicare, Inc.	3.750%	12/15/25	BB	783,125
379	Omnicare, Inc.	3.250%	12/15/35	B+	342,521
250	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	284,688
2,429	Total Health Care Providers & Services	2,533,959
Hotels, Restaurants & Leisure – 0.2%
450	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.500%	10/15/29	BB+	469,688
1,275	International Game Technology	3.250%	5/01/14	BBB	1,466,250
1,725	Total Hotels, Restaurants & Leisure	1,935,938
Household Durables – 0.2%
650	D.R. Horton, Inc.	2.000%	5/15/14	BB-	654,875
500	Lennar Corporation, 144A	2.750%	12/15/20	B+	465,625
300	Lennar Corporation	2.000%	12/01/20	B+	281,250
1,450	Total Household Durables	1,401,750
Independent Power Producers & Energy Traders – 0.0%
300	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	362,250
Industrial Conglomerates – 0.1%
450	Textron Inc.	4.500%	5/01/13	BBB-	676,688
Insurance – 0.1%
300	CNO Financial Group Inc., Convertible Bond	7.000%	12/30/16	B	367,875
500	Old Republic International Corporation	8.000%	5/15/12	BBB+	508,125
800	Total Insurance	876,000
Internet & Catalog Retail – 0.1%
250	Priceline.com Inc., Convertible Bond	1.250%	3/15/15	BBB-	403,438
Internet Software & Services – 0.2%
750	Equinix Inc., Convertible Bond	3.000%	10/15/14	B	784,688
600	Equinix Inc.	4.750%	6/15/16	B	769,500
1,350	Total Internet Software & Services	1,554,188
Life Sciences Tools & Services – 0.1%
200	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	196,500
300	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB	303,000
500	Total Life Sciences Tools & Services	499,500
Machinery – 0.3%
650	Danaher Corporation, Convertible Bonds, (4)	0.000%	1/22/21	A+	790,563
369	Ingersoll Rand	4.500%	4/15/12	BBB+	590,400
500	Navistar International Corporation, Convertible Bond	3.000%	10/15/14	B1	496,250
200	Terex Corporation	4.000%	6/01/15	B	195,750
450	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	404,438
2,169	Total Machinery	2,477,401
Media – 0.6%
250	Interpublic Group Companies Inc., Convertible Notes	4.750%	3/15/23	Baa3	265,625
700	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	BB+	706,125
750	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB	427,500
1,950	Liberty Media Corporation	3.125%	3/30/23	BB	2,093,813
750	Omnicom Group Inc., Convertible Bond	0.000%	7/01/38	BBB+	771,563
500	XM Satellite Radio Inc., 144A	7.000%	12/01/14	BB-	582,500
4,900	Total Media	4,847,126
Metals & Mining – 0.8%
550	Alcoa Inc., Convertible Bond	5.250%	3/15/14	BBB-	899,250
2,230	First Uranium Corporation	4.250%	6/30/12	N/R	1,383,243
2,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,680,000
150	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	224,250
450	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	672,750
250	Newmont Mining Corporation	3.000%	2/15/12	BBB+	345,313
600	Newmont Mining Corporation	1.250%	7/15/14	BBB+	873,750
250	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	257,188
600	United States Steel Corporation	4.000%	5/15/14	BB	625,500
7,080	Total Metals & Mining	6,961,244
Multi-Utilities – 0.1%
500	CMS Energy Corporation, Convertible Bonds	2.875%	12/01/24	BB+	780,625
Oil, Gas & Consumable Fuels – 0.6%
400	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	B+	379,500
450	Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB+	465,750
1,050	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB+	1,000,125
500	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	443,125
800	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	828,000
500	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	598,125
1,500	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	791,250
5,200	Total Oil, Gas & Consumable Fuels	4,505,875
Personal Products – 0.0%
250	RadioShack Corporation, Convertible Bond	2.500%	8/01/13	Ba2	240,938
Pharmaceuticals – 0.2%
700	Mylan Labs, Inc., Convertible Bonds, 144A	3.750%	9/15/15	BB	1,015,000
450	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB	448,875
550	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	563,063
1,700	Total Pharmaceuticals	2,026,938
Real Estate – 0.9%
950	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,003,438
850	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	853,188
300	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	299,250
500	Health Care REIT, Inc., Convertible Bonds	3.000%	12/01/29	Baa2	528,125
850	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.625%	4/15/27	BB+	852,125
500	Istar Financial Inc., Convertible Bond	0.872%	10/01/12	B+	437,500
450	National Retail Properties Inc., Convertible Bonds	5.125%	6/15/28	BBB	520,313
400	Prologis Inc., Convertible Bonds	3.250%	3/15/15	BBB-	395,500
1,107	Prologis Inc., Convertible Bonds	2.250%	4/01/37	BBB-	1,104,233
500	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB+	560,000
250	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	Baa2	288,438
333	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	342,990
6,990	Total Real Estate	7,185,100
Road & Rail – 0.1%
500	Hertz Global Holdings Inc., Convertible Bond	5.250%	6/01/14	B-	651,250
Semiconductors & Equipment – 1.3%
1,987	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B+	1,942,293
637	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B+	643,370
3,261	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	3,305,839
700	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	823,375
350	Lam Research Corporation, Convertible Bond	1.250%	5/15/18	Baa1	324,188
1,561	Micron Technology, Inc.	1.875%	6/01/14	BB-	1,457,584
1,050	ON Semiconductor Corporation	2.625%	12/15/26	BB	1,118,250
300	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB+	300,000
600	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB+	600,000
10,446	Total Semiconductors & Equipment	10,514,899
Software – 0.2%
700	Microsoft Corporation, Convertible Bond, 144A, (4)	0.000%	6/15/13	AAA	707,875
950	Symantec Corporation, Convertible Bond	1.000%	6/15/13	BBB	1,081,813
1,650	Total Software	1,789,688
Specialty Retail – 0.0%
250	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	249,375
Textiles, Apparel & Luxury Goods – 0.1%
586	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	BB-	575,745
Trading Companies & Distributors – 0.1%
261	United Rentals Inc., Convertible Bonds	4.000%	11/15/15	B	438,806
290	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	411,060
551	Total Trading Companies & Distributors	849,866
Wireless Telecommunication Services – 0.1%
900	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB	479,250
$ 89,553	Total Convertible Bonds (cost $94,130,497)	92,715,625

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Corporate Bonds – 12.5% (9.1% of Total Investments)
Aerospace & Defense – 0.0%
$ 333	Hexcel Corporation, Term Loan	6.750%	2/01/15	BB+	$ 337,163
Airlines – 0.1%
600	United Airlines Inc., 144A	12.000%	11/01/13	B3	607,500
Auto Components – 0.1%
800	Cooper Standard Automitve	8.500%	5/01/18	B+	816,000
Biotechnology – 0.1%
800	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	656,000
Building Products – 0.1%
360	Libbey Glass Inc.	10.000%	2/15/15	B+	377,100
400	McJunkin Red Man Corporation	9.500%	12/15/16	B-	366,000
760	Total Building Products	743,100
Capital Markets – 0.1%
650	Ares Capital Corporation, Convertible Bond	5.750%	2/01/16	BBB	622,375
Chemicals – 0.5%
1,950	Hexion US Finance Corporation	8.875%	2/01/18	B3	1,608,750
800	NOVA Chemicals Corporation	8.625%	11/01/19	Ba2	866,000
350	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B-	342,125
1,400	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B+	1,410,500
4,500	Total Chemicals	4,227,375
Commercial Banks – 0.6%
200	Ally Financial Inc.	8.000%	3/15/20	B+	185,124
2,100	Groupe BCPE	3.800%	12/30/49	BBB+	921,165
2,900	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	2,102,500
2,800	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	1,848,000
8,000	Total Commercial Banks	5,056,789
Commercial Services & Supplies – 0.3%
800	Avis Budget Car Rental	8.250%	1/15/19	B	732,000
1,000	International Lease Finance Corporation, 144A	8.750%	3/15/17	BBB-	1,005,000
800	Ticketmaster	10.750%	8/01/16	B	840,000
2,600	Total Commercial Services & Supplies	2,577,000
Communications Equipment – 0.2%
1,200	Avaya Inc., 144A	7.000%	4/01/19	B1	1,020,000
350	Avaya Inc.	10.125%	11/01/15	CCC+	256,375
800	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	694,000
2,350	Total Communications Equipment	1,970,375
Computers & Peripherals – 0.1%
750	Seagate HDD Cayman	6.875%	5/01/20	BB+	690,000
Consumer Finance – 0.1%
600	Ally Financial Inc.	7.500%	9/15/20	B+	543,000
Containers & Packaging – 0.1%
400	Boise Paper Holdings Company	8.000%	4/01/20	BB	405,500
Diversified Financial Services – 0.5%
650	CIT Group Inc.	7.000%	5/01/17	B+	630,500
5,200	Fortis Hybrid Financing	8.250%	8/27/49	BBB	3,681,600
5,850	Total Diversified Financial Services	4,312,100
Diversified Telecommunication Services – 0.3%
800	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	792,000
200	Insight Communications, 144A	9.375%	7/15/18	B-	224,000
800	IntelSat Jackson Holding, 144A	7.250%	10/15/20	B	738,000
800	Windstream Corporation	7.875%	11/01/17	Ba3	810,000
2,600	Total Diversified Telecommunication Services	2,564,000
Electric Utilities – 0.7%
400	Calpine Corporation, 144A	7.875%	7/31/20	BB-	386,000
600	Energy Future Holdings	10.250%	1/15/20	B-	582,000
2,000	FPL Group Capital Inc.	6.650%	6/15/17	BBB	1,942,500
2,900	WPS Resource Corporation	6.110%	12/01/16	Baa2	2,780,375
5,900	Total Electric Utilities	5,690,875
Electrical Equipment – 0.1%
800	Kemet Corporation	10.500%	5/01/18	B+	840,000
Electronic Equipment & Instruments – 0.0%
350	Amkor Technology Inc.	7.375%	5/01/18	BB	337,750
Energy Equipment & Services – 0.1%
1,000	Alta Mesa Holdngs Finance	9.625%	10/15/18	B	910,000
Food & Staples Retailing – 0.5%
3,750	CVS Caremark Corporation	6.302%	6/01/37	BBB-	3,628,125
800	Stater Brothers Holdings Inc.	7.375%	11/15/18	B+	816,000
4,550	Total Food & Staples Retailing	4,444,125
Food Products – 0.5%
800	Dole Foods Company, 144A	8.000%	10/01/16	B+	818,000
2,243	Dole Foods Company	8.750%	7/15/13	B-	2,332,720
800	JBS USA LLC	7.250%	6/01/21	BB	660,000
3,843	Total Food Products	3,810,720
Health Care Equipment & Supplies – 0.1%
500	Biomet Inc.	10.000%	10/15/17	B-	515,000
Health Care Providers & Services – 1.0%
400	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	388,000
350	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	332,500
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	1,965,000
2,200	HCA Inc.	8.500%	4/15/19	BB	2,332,000
600	Iasis Healthcare Capital Corporation, 144A	8.375%	5/15/19	CCC+	486,000
1,453	Select Medical Corporation	7.625%	2/01/15	CCC+	1,258,661
1,200	Select Medical Corporation	6.267%	9/15/15	CCC+	978,000
8,203	Total Health Care Providers & Services	7,740,161
Hotels, Restaurants & Leisure – 0.9%
800	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	756,000
800	GWR Operating Partnership	10.875%	4/01/17	BB-	824,000
1,550	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,563,563
600	Landry’s Restaurants Inc.	11.625%	12/01/15	B	603,000
200	MGM Resorts International	9.000%	3/15/20	Ba3	207,750
400	Peninsula Gaming LLC	8.375%	8/15/15	BB	398,000
400	Penn National Gaming Inc.	8.750%	8/15/19	BB-	424,000
800	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	746,000
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.830%	3/15/14	BB	1,557,500
260	Universal City Development Partners	8.875%	11/15/15	Baa2	282,100
7,560	Total Hotels, Restaurants & Leisure	7,361,913
Household Products – 0.2%
1,150	Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B	1,098,250
800	Sprectum Brands Inc.	9.500%	6/15/18	B1	852,000
1,950	Total Household Products	1,950,250
Independent Power Producers & Energy Traders – 0.1%
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	1,031,250
Industrial Conglomerates – 0.0%
200	Reynolds Group, 144A	9.000%	4/15/19	B-	170,000
Insurance – 0.8%
7,500	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	6,779,318
IT Services – 0.6%
200	Fidelity National Information Services Inc.	7.875%	7/15/20	Ba2	208,000
1,650	First Data Corporation, 144A	7.375%	6/15/19	B+	1,464,375
1,200	First Data Corporation, 144A	8.875%	8/15/20	B+	1,128,000
983	First Data Corporation	10.550%	9/24/15	B-	818,040
400	First Data Corporation	9.875%	9/24/15	B-	335,000
400	First Data Corporation	11.250%	3/31/16	CCC+	270,000
400	ManTech International Company	7.250%	4/15/18	BB+	396,000
400	Sungard Data Systems Inc.	7.625%	11/15/20	B	372,000
5,633	Total IT Services	4,991,415
Machinery – 0.2%
250	AGCO Corporation, Convertible Bond	1.250%	12/15/36	BB+	278,438
1,200	Titan International Inc.	7.875%	10/01/17	B+	1,248,000
1,450	Total Machinery	1,526,438
Media – 0.4%
400	Allbritton Communications Company, 144A	8.000%	5/15/18	B	376,000
300	Cablevision Systems Corporation	7.750%	4/15/18	B+	303,000
200	Cablevision Systems Corporation	8.000%	4/15/20	B+	203,500
200	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	113,000
700	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	362,250
350	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	357,875
200	NexStar Mission Broadcast	8.875%	4/15/17	B	197,500
600	Nielsen Finance LLC Co	7.750%	10/15/18	B+	612,000
850	Reynolds Group	7.875%	8/15/19	BB-	820,250
3,800	Total Media	3,345,375
Metals & Mining – 0.1%
600	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	531,000
Multi-Utilities – 0.2%
1,900	Dominion Resources Inc.	2.670%	9/30/66	BBB	1,691,000
Municipal – 0.0%
400	Tops Markets	10.125%	10/15/15	B	400,000
Oil, Gas & Consumable Fuels – 1.0%
400	Arch Coal Inc., 144A	7.000%	6/15/19	B+	380,000
800	Arch Coal Inc., 144A	7.250%	6/15/21	B+	770,000
1,650	Chaparral Energy Inc.	8.875%	2/01/17	B-	1,600,500
400	CONSOL Energy Inc.	8.000%	4/01/17	BB	418,000
400	CONSOL Energy Inc.	8.250%	4/01/20	BB	421,000
500	Energy XXI Gulf Coast Inc.	7.750%	6/15/19	B	452,500
800	Genesis Energy LP, 144A	7.875%	12/15/18	B	760,000
800	Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.625%	4/15/21	BB-	804,000
300	Western Refining Inc., 144A	10.750%	6/15/14	B	314,250
700	Western Refining Inc.	11.250%	6/15/17	B	756,000
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,065,000
7,750	Total Oil, Gas & Consumable Fuels	7,741,250
Personal Products – 0.2%
1,200	Prestige Brands Inc.	8.250%	4/01/18	B	1,224,000
400	Revlon Consumer Products	9.750%	11/15/15	B	419,000
1,600	Total Personal Products	1,643,000
Pharmaceuticals – 0.2%
600	Mylan Inc., 144A	7.875%	7/15/20	BB	627,000
1,200	Warner Chilcott Company LLC,	7.750%	9/15/18	BB	1,146,000
1,800	Total Pharmaceuticals	1,773,000
Real Estate – 0.1%
800	Entertainment Properties Trust	7.750%	7/15/20	Baa3	856,000
Road & Rail – 0.1%
600	Avis Budget Car Rental	9.625%	3/15/18	B	594,000
Semiconductors & Equipment – 0.2%
1,400	Freescale Semiconductor Inc.	9.250%	4/15/18	Ba3	1,438,500
174	NXP BV	4.355%	10/15/13	B+	168,345
1,574	Total Semiconductors & Equipment	1,606,845
Software – 0.1%
700	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	623,000
Specialty Retail – 0.5%
771	Brookstone Company Inc., 144A	13.000%	10/15/14	CCC+	543,555
900	Claires Stores, Inc.	9.250%	6/01/15	CCC	693,000
800	Claires Stores, Inc.	10.500%	6/01/17	CCC	568,000
200	Express LLC	8.750%	3/01/18	B+	210,000
800	Toys “R” Us, Inc.	7.375%	10/15/18	B3	680,000
1,000	Toys “R” Us Property Company II LLC	8.500%	12/01/17	Ba1	975,000
4,471	Total Specialty Retail	3,669,555
Transportation Infrastructure – 0.1%
1,142	AWAS Aviation Capital Limited, 144A	7.000%	10/15/16	BBB-	1,119,552
Wireless Telecommunication Services – 0.3%
1,500	IPCS, Inc.	2.379%	5/01/13	BB-	1,364,998
1,225	Sprint Nextel Corporation	8.375%	8/15/17	BB-	1,139,250
2,725	Total Wireless Telecommunication Services	2,504,248
$ 111,894	Total Corporate Bonds (cost $108,827,327)	102,325,317

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
Capital Preferred Securities – 27.2% (19.9% of Total Investments)
Capital Markets – 1.5%
8,400	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 6,216,000
6,445	Credit Suisse Guernsey	0.976%	5/15/17	A3	4,206,458
3,600	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Baa3	2,178,000
Total Capital Markets	12,600,458
Commercial Banks – 8.3%
655	AgFirst Farm Credit Bank	8.393%	12/15/16	A	638,625
2,600	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,459,860
2,584	Banco Santander Finance	10.500%	9/29/49	A-	2,584,519
100	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	93,000
1,500	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	1,350,000
1,000	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	920,000
781	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	640,420
3,500	Barclays Bank PLC	6.278%	12/15/34	A-	2,343,908
800	BB&T Capital Trust I	5.850%	8/18/35	Baa1	805,070
4,200	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	4,179,000
500	Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	500,000
9,000	First Empire Capital Trust I	8.234%	2/01/27	Baa2	9,002,691
3,100	Fulton Capital Trust I	6.290%	2/01/36	Baa3	2,573,000
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	180,000
1,000	HSBC Bank PLC	0.850%	6/11/49	A	520,000
550	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	668,250
900	NB Capital Trust II	7.830%	12/15/26	BB+	810,000
4,200	Nordea Bank AB	8.375%	3/25/15	A-	4,221,000
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	7,360,000
3,645	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	4,383,113
600	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	552,156
1,600	Societe Generale, 144A	1.051%	12/31/49	BBB+	1,043,632
5,824	Societe Generale	8.750%	10/07/49	BBB+	4,429,152
2,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	1,923,220
3,300	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	2,962,859
—	(10)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B	10,725,000
Total Commercial Banks	67,868,475
Consumer Finance – 0.3%
1,000	Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	955,000
1,700	Capital One Capital VI	8.875%	5/15/40	Baa3	1,725,044
Total Consumer Finance	2,680,044
Diversified Financial Services – 1.8%
7	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	265,363
1,200	Bank One Capital III	8.750%	9/01/30	A2	1,482,932
3,100	CitiGroup Capital XXI	8.300%	12/21/37	Baa3	3,038,000
7,500	JPMorgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	7,573,725
2,450	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,458,903
275	MBNA Capital Trust	8.278%	12/01/26	BB+	255,750
Total Diversified Financial Services	15,074,673
Diversified Telecommunication Services – 1.4%
10	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	11,503,447
Electric Utilities – 0.3%
2,300	FPL Group Capital Inc.	6.350%	10/01/16	BBB	2,208,000
Insurance – 11.9%
3,893	Allstate Corporation	6.125%	5/15/67	Baa1	3,498,834
300	AXA SA, 144A	6.379%	12/14/36	Baa1	205,500
3,700	AXA	8.600%	12/15/30	A3	4,142,394
15	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	1,396,288
5,800	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	4,988,000
9,925	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	6,922,688
8,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	7,671,296
5,900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	5,162,500
3,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,835,000
3,900	Lincoln National Corporation	7.000%	5/17/66	BBB	3,354,000
7,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	7,190,500
400	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	450,000
7,800	National Financial Services Inc.	6.750%	5/15/37	Baa2	6,561,750
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,128,761
6,400	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	5,999,360
2,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	2,312,500
5,600	Progressive Corporation	6.700%	6/15/67	A2	5,558,000
3,800	Prudential Financial Inc.	8.875%	6/15/18	BBB+	4,099,250
3,200	Prudential PLC	6.500%	6/29/49	A-	2,656,000
4,600	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB+	4,167,490
3,800	Swiss Re Capital I	6.854%	5/25/16	A-	3,456,024
12,600	XL Capital Ltd	6.500%	10/15/57	BBB-	9,891,000
4,700	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	4,136,000
Total Insurance	97,783,135
Oil, Gas & Consumable Fuels – 0.8%
6,700	TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	6,671,223
Road & Rail – 0.8%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,440,000
U.S. Agency – 0.1%
1	Farm Credit Bank of Texas	10.000%	12/15/60	A3	923,750
Total Capital Preferred Securities (cost $237,094,879)	223,753,205

Shares	Description (1)	Value
Investment Companies- 1.5% (1.1% of Total Investments)
354,750	BlackRock Credit Allocation Income Trust II	$ 3,313,365
298,160	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	4,770,560
259,567	John Hancock Preferred Income Fund III	4,189,411
Total Investment Companies (cost $17,660,648)	12,273,336

Shares	Description (1)	Value
Warrants – 0.0% (0.0% of Total Investments)
105,500	Gran Colombia Gold Corporation	$ 17,115
5,404	Medianews Group Inc., (11)	6,270
Total Warrants (cost $83,175)	23,385

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 3.1% (2.3% of Total Investments)
$ 20,342	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $20,342,401, collateralized by $20,170,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $20,749,888	0.010%	10/03/11	$ 20,342,384
5,084	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $5,083,743, collateralized by $4,900,000 U.S. Treasury Notes, 2.125%, due 11/30/14, value $5,187,875	0.010%	10/03/11	5,083,739
$ 25,426	Total Short-Term Investments (cost $25,426,123)	25,426,123
Total Investments (cost $1,180,492,257) – 136.8%	1,124,121,453

Shares	Description (1)	Value
Common Stocks Sold Short – (0.6)%
Chemicals – (0.1)%
(8,000)	Sigma-Aldrich Corporation	$ (494,320)
Computers & Peripherals – (0.0)%
(875)	Apple, Inc., (2)	(333,533)
Food Products – (0.1)%
(9,000)	Green Mountain Coffee Inc., (2)	(836,460)
Hotels, Restaurants & Leisure – (0.2)%
(2,000)	Chipotle Mexican Grill, (2)	(605,900)
(6,700)	Panera Bread Company, (2)	(696,398)
Total Hotels, Restaurants & Leisure	(1,302,298)
Household Products – (0.0)%
(5,300)	Reckitt Benckiser Group PLC, (3)	(268,541)
Internet & Catalog Retail – (0.1)%
(2,800)	Amazon.com, Inc., (2)	(605,444)
Software – (0.0)%
(2,600)	Salesforce.com, Inc., (2)	(297,128)
Specialty Retail – (0.1)%
(8,800)	Tiffany & Co.	(535,215)
Total Common Stocks Sold Short (proceeds $2,965,156)	(4,672,939)
Borrowings – (35.3)% (12), (13)	(290,000,000)
Other Assets Less Liabilities – (0.9)% (14)	(7,962,372)
Net Assets Applicable to Common Shares – 100%	$ 821,486,142

Investments in Derivatives at September 30, 2011: Put Options Purchased outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
71	Autozone Inc.	$ 1,420,000	1/21/12	$ 200.0	$ 7,988
71	Total Put Options Purchased (premiums paid $158,961)	$ 1,420,000	$ 7,988

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
(710)	Aetna Inc.	$ (2,485,000)	1/21/12	$ 35.0	$ (301,750)
(391)	AngloGold Ashanti Limited	(1,759,500)	1/21/12	45.0	(103,615)
(51)	AngloGold Ashanti Limited	(255,000)	1/21/12	50.0	(6,757)
(248)	Astrazeneca PLC	(1,240,000)	1/21/12	50.0	(21,700)
(580)	Barrick Gold Corporation	(2,900,000)	1/21/12	50.0	(189,950)
(578)	Cameco Corporation	(2,023,000)	1/21/12	35.0	(2,890)
(468)	Cameco Corporation	(1,872,000)	1/21/12	40.0	(2,340)
(156)	Cameco Corporation	(702,000)	1/21/12	45.0	(780)
(308)	Chesapeake Energy Corporation	(770,000)	1/21/12	25.0	(113,960)
(196)	Chesapeake Energy Corporation	(588,000)	1/21/12	30.0	(34,496)
(713)	Eli Lilly & Company	(2,495,500)	1/21/12	35.0	(233,507)
(877)	Exelon Corporation	(3,727,250)	1/21/12	42.5	(192,940)
(565)	Gold Fields Limited	(847,500)	1/21/12	15.0	(103,678)
(454)	Gold Fields Limited	(726,400)	1/21/12	16.0	(61,744)
(383)	Gold Fields Limited	(670,250)	1/21/12	17.5	(31,981)
(1,080)	Kroger Company	(2,430,000)	1/21/12	22.5	(140,400)
(339)	Lockheed Martin Corporation	(2,712,000)	1/21/12	80.0	(59,325)
(449)	Microsoft Corporation	(1,347,000)	1/21/12	30.0	(11,000)
(426)	Newmont Mining Corporation	(2,449,500)	1/21/12	57.5	(388,725)
(1,530)	Nokia Corporation	(1,530,000)	1/21/12	10.0	(8,415)
(1,110)	Nokia Corporation	(1,387,500)	1/21/12	12.5	(2,775)
(459)	Suncor Energy Inc	(1,836,000)	1/21/12	40.0	(7,803)
(4,877)	Thales S.A.	(13,655,600)	3/17/12	28.0	(37,897)
(640)	Turkcell Iletisim Hizmet AS	(960,000)	10/22/11	15.0	(6,400)
(706)	Tyson Foods, Inc.	(1,235,500)	1/21/12	17.5	(109,430)
(414)	Wal-Mart Stores, Inc.	(2,380,500)	1/21/12	57.5	(22,356)
(414)	Wal-Mart Stores, Inc.	(2,484,000)	1/21/12	60.0	(8,280)
(19,122)	Total Call Options Written (premiums received $3,403,117)	$ (57,469,000)	$ (2,204,894)

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Floating Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$69,725,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$(1,168,311)
JPMorgan	69,725,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(11,411)
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(3,192,735)
$(4,372,457)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$169,385,555	$111,133,798	$ –	$ 280,519,353
Convertible Preferred Securities	4,023,427	5,274,000	–	9,297,427
$25 Par (or similar) Preferred Securities	263,184,970	27,161,565	–	290,346,535
Variable Rate Senior Loan Interests	–	87,441,147	–	87,441,147
Convertible Bonds	–	92,715,625	–	92,715,625
Corporate Bonds	–	102,325,317	–	102,325,317
Capital Preferred Securities	–	223,753,205	–	223,753,205
Investment Companies	12,273,336	–	–	12,273,336
Warrants	17,115	–	6,270	23,385
Short-Term Investments	–	25,426,123	–	25,426,123
Common Stocks Sold Short*	(4,404,398)	(268,541)	–	(4,672,939)
Derivatives:
Put Options Purchased	7,988	–	–	7,988
Call Options Written	(2,204,894)	–	–	(2,204,894)
Interest Rate Swaps**	–	(4,372,457)	–	(4,372,457)
Total	$442,283,099	$670,589,782	$6,270	$1,112,879,151

*   Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3	Level 3	Level 3
Corporate Bonds	Warrants	Total
Balance at the beginning of period	$ 3,657,866	$ –	$ 3,657,866
Gains (losses):
Net realized gains (losses)	(1,729,935)	–	(1,729,935)
Net change in unrealized appreciation (depreciation)	1,795,310	6,270	1,801,580
Purchases at cost	–	–	–
Sales at proceeds	(3,774,000)	–	(3,774,000)
Net discounts (premiums)	50,759	–	50,759
Transfers in to	–	–	–
Transfers out of	–	–	–
Balance at the end of period	$ –	$ 6,270	$ 6,270

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodologies, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ 3,321,533	$ (100,745,994)	$ 100,745,994	$ (3,321,533)	$ –	$ –

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$ 7,988	Call options written, at value	$2,204,894
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$ –	Unrealized depreciation on interest rate swaps*	$4,372,457
Total	$ 7,988	$6,577,351

* Value represents cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transaction. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding common stocks sold short and investments in derivatives) was $1,186,406,950.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short and investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 41,832,386
Depreciation	(104,117,883)
Net unrealized appreciation (depreciation) of investments	$ (62,285,497)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(8)	At or subsequent to September 30, 2011, this issue was under the protection of the Federal Bankruptcy Court.
(9)	Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(10)	Principal Amount (000) rounds to less than $1,000.
(11)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(12)	Borrowings as a percentage of Total Investments is 25.8%.
(13)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2011, investments with a value of $610,946,275 have been pledged as collateral for Borrowings.

(14)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
GDR	Global Depositary Receipt.
PPLUS	PreferredPlus Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011